Summary of Stock Option Activity (Detail) (Stock Option And Award Plans, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Option And Award Plans
Options Granted Under Plans
Beginning balance	2,973,788	4,350,631	4,902,818
Granted	366,985	264,950	842,273
Exercised	(926,407)	(1,249,759)	(890,236)
Cancelled	(186,666)	(392,034)	(504,224)
Ending Balance	2,227,700	2,973,788	4,350,631
Vested and exercisable at end of period	1,024,550
Number of Shares
Beginning balance	2,973,788	4,350,631	4,902,818
Granted	366,985	264,950	842,273
Exercised	(926,407)	(1,249,759)	(890,236)
Cancelled	(186,666)	(392,034)	(504,224)
Ending balance	2,227,700	2,973,788	4,350,631
Vested and exercisable at end of period	1,024,550
Weighted Average Exercise Price
Beginning balance	$ 24.20	$ 23.01	$ 21.87
Granted	$ 45.82	$ 33.09	$ 22.01
Exercised	$ 24.02	$ 21.60	$ 14.62
Cancelled	$ 22.17	$ 25.27	$ 25.14
Ending balance	$ 28.00	$ 24.20	$ 23.01
Vested and exercisable at end of period	$ 25.03
Weighted Average Grant Date Fair Value
Beginning balance	$ 9.57	$ 9.17	$ 8.61
Granted	$ 14.09	$ 12.05	$ 9.59
Exercised	$ 9.45	$ 8.58	$ 6.16
Cancelled	$ 9.01	$ 10.02	$ 9.76
Ending balance	$ 10.40	$ 9.57	$ 9.17
Vested and exercisable at end of period	$ 9.72